Unaudited interim consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023
Current assets
Cash and cash equivalents	$ 90,307	$ 68,894
Other receivables	5,689	6,543
Financial assets at fair value through profit or loss	1,280	0
Prepayments and other assets	11,910	13,793
Total current assets	109,186	89,230
Non-current assets
Property, plant and equipment	264,182	241,102
Right-of-use assets	1,269	1,374
Deferred tax assets	1,240	8
Computer hardware prepayments	30,555	68
Other assets	370	292
Prepayments and other assets	10,365	0
Total non-current assets	307,981	242,844
Total assets	417,167	332,074
Current liabilities
Trade and other payables	17,503	16,644
Lease liabilities	209	192
Income tax	680	32
Employee benefits	3,561	961
Provisions	10,390	6,172
Total current liabilities	32,343	24,001
Non-current liabilities
Lease liabilities	1,150	1,256
Deferred tax liabilities	1,719	1,365
Employee benefits	107	91
Total non-current liabilities	2,976	2,712
Total liabilities	35,319	26,713
Net assets	381,848	305,361
Equity
Issued capital	1,038,846	965,857
Reserves	7,805	(6,220)
Accumulated losses	(664,803)	(654,276)
Total equity	$ 381,848	$ 305,361